Related Party Transactions	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
13. RELATED PARTY TRANSACTIONS
a) Related Parties

Name of related parties	Relationship
Unitex Capital Ltd.	An entity controlled by Founder
b) The Group had the following related party
transactions:

	For the six months ended June 30,
	2021	2022
	RMB	RMB	US$
			(Note 2)
Professional service fees incurred
Unitex Capital Ltd (a)	1,183	6,952	1,038
Note (a): For the
six
months ended June 30, 2021 and 2022, the Group
paid RMB1,183 and RMB4,477 professional service fees to Unitex Capital Ltd, respectively.